Taxation - Reconciliation of effective tax rate (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
IFRS Statement [Line Items]
Income/(loss) before tax	$ (19,638)	$ 10,618	$ (31,241)	$ 4,508		$ (33,699)
Tax calculated at the applicable tax rates	(2,360)	1,342	(3,821)	567		4,212
Effect of different tax rates in other countries	64	16	52	4		(5)
Tax effect of expenses not deductible for tax purposes and non-taxable income						1,134
Tax effect of deductions under special tax regimes						(4,126)
Unrecognized deferred tax asset resulting from loss carryforward			0			(1,220)
Tax effect of tax losses brought forward	455	(409)	675	(296)
Special contribution defense fund						(2)
Income tax expense	$ (370)	$ (209)	$ (554)	$ (389)	$ (18)	$ (7)
As previously reported
IFRS Statement [Line Items]
Income/(loss) before tax					686
Tax calculated at the applicable tax rates					(86)
Effect of different tax rates in other countries					(8)
Tax effect of expenses not deductible for tax purposes and non-taxable income					645
Tax effect of deductions under special tax regimes					(758)
Tax effect of tax losses brought forward					189
Income tax expense					$ (18)